                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 1998
                                    (SPDA)

This Supplement revises information contained in the prospectus dated May 1, 1998 (as supplemented) for the Individual Single Purchase Payment Deferred Variable Annuity contract issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                               Minimum Maximum
                                                               ------- -------
  Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio
  assets, including management fees, distribution and/or
  service (12b-1) fees, and other expenses)                     0.35%   0.86%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                           Distribution            Acquired    Total                  Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver    Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
CLASS A
Lord Abbett Bond Debenture
 Portfolio                        0.51%         --          0.03%      --      0.54%          --        0.54%
Lord Abbett Mid Cap Value
 Portfolio                        0.65%         --          0.04%    0.06%     0.75%        0.00%       0.75%
MFS(R) Research International
 Portfolio                        0.68%         --          0.07%      --      0.75%        0.05%       0.70%
Morgan Stanley Mid Cap Growth
 Portfolio                        0.65%         --          0.07%      --      0.72%        0.01%       0.71%
PIMCO Total Return Portfolio      0.48%         --          0.03%      --      0.51%          --        0.51%
Pioneer Fund Portfolio            0.64%         --          0.04%      --      0.68%        0.03%       0.65%
T. Rowe Price Large Cap Value
 Portfolio                        0.57%         --          0.02%      --      0.59%          --        0.59%
METROPOLITAN SERIES FUND --
CLASS A
BlackRock Money Market
 Portfolio                        0.33%         --          0.02%      --      0.35%        0.01%       0.34%
Neuberger Berman Genesis
 Portfolio                        0.82%         --          0.04%      --      0.86%        0.01%       0.85%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS A)

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Money Market Portfolio
 Neuberger Berman Genesis Portfolio

THE CONTRACTS

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio and Neuberger Berman Genesis Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contract. We do not accommodate frequent transfers in any investment portfolio and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.

In addition, owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

OTHER INFORMATION

THE SEPARATE ACCOUNT

The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors Insurance Company will be sent to you without charge.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                                 INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
Lord Abbett Bond Debenture           Seeks high current income and the             MetLife Advisers, LLC
  Portfolio                          opportunity for capital appreciation to       Subadviser: Lord, Abbett & Co. LLC
                                     produce a high total return.
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio  Seeks capital appreciation through            MetLife Advisers, LLC
                                     investments, primarily in equity securities,  Subadviser: Lord, Abbett & Co. LLC which are believed to be undervalued in the
                                     marketplace.
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International        Seeks capital appreciation.                   MetLife Advisers, LLC
  Portfolio                                                                        Subadviser: Massachusetts Financial
                                                                                   Services Company
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.                   MetLife Advisers, LLC
  Portfolio                                                                        Subadviser: Morgan Stanley
                                                                                   Investment Management Inc.
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio         Seeks maximum total return, consistent        MetLife Advisers, LLC
                                     with the preservation of capital and          Subadviser: Pacific Investment
                                     prudent investment management.                Management Company LLC
-------------------------------------------------------------------------------------------------------------------------
Pioneer Fund Portfolio               Seeks reasonable income and capital           MetLife Advisers, LLC
                                     growth.                                       Subadviser: Pioneer Investment
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation by       MetLife Advisers, LLC
  Portfolio                          investing in common stocks believed to be     Subadviser: T. Rowe Price Associates,
                                     undervalued. Income is a secondary            Inc.
                                     objective.
-------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
BlackRock Money Market Portfolio     Seeks a high level of current income          MetLife Advisers, LLC
                                     consistent with preservation of capital.      Subadviser: BlackRock Advisors, LLC
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio   Seeks high total return, consisting           MetLife Advisers, LLC
                                     principally of capital appreciation.          Subadviser: Neuberger Berman
                                                                                   Management LLC
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